Reserves (Details) - Schedule of Reserves of Share Based Payments (Parentheticals) - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Reserves of Share Based Payments [Abstract]
Options for fully paid ordinary shares	170,042,720	184,692,720	160,542,720
Free-attaching options for fully paid ordinary shares	674,694,939	674,694,939	674,694,939